Statement of cash flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) kr in Millions	12 Months Ended
Dec. 31, 2017 SEK (kr)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Opening balance	kr 26,686
Cash flows
Proceeds from issuance of borrowings	13,416
Repayment of borrowings	(4,830)
Non-cash changes
Effect of foreign exchange movement	(2,155)
Changes in fair value	(72)
Closing balance	kr 33,045